Capital Stock and Changes in Capital Accounts, Equity Incentive Plan (Details) - Amended and Restated Equity Incentive Plan [Member] - USD ($) $ in Thousands				12 Months Ended
	Feb. 21, 2024	Mar. 07, 2023	Apr. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 10, 2024	Mar. 23, 2022
Equity Incentive Plan [Abstract]
Compensation cost				$ 2,776	$ 1,893	$ 568
Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Unrecognized compensation cost				$ 1,832	$ 1,808
Average period to recognize compensation cost				7 months 28 days	8 months 23 days
Series C Preferred Stock [Member]
Summary of Series C Preferred Stock Awards [Abstract]
Issuance date				Feb. 21, 2024	Mar. 07, 2023	Apr. 15, 2022
Shares awarded/granted (in shares)		3,332	1,982	3,332	3,332	1,982
Fair value of award				$ 2,800	$ 2,679	$ 1,590
Vesting period				2 years	2 years	2 years
Valuation method used [Extensible Enumeration]				us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Discount factor				9.30%	12.50%	12.70%
Risk-free rate				4.25%	3.40%	1.00%
Beta				0.8	1.3	1.3
Equity market average return				10.50%	10.40%	10.00%
Movement of Series C Preferred Stock Awards [Roll Forward]
Unvested at beginning of year (in shares)				4,323
Granted (in shares)		3,332	1,982	3,332	3,332	1,982
Vested (in shares)				(2,657)
Unvested at end of year (in shares)				4,998	4,323
Weighted Average Grant Date Fair Value [Abstract]
Unvested at beginning of year				$ 793
Granted				840
Vested				786
Unvested at end of year				$ 828	$ 793
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				1,354
Series C Preferred Stock [Member] | Restricted Stock [Member]
Summary of Series C Preferred Stock Awards [Abstract]
Shares awarded/granted (in shares)	3,332
Movement of Series C Preferred Stock Awards [Roll Forward]
Granted (in shares)	3,332
Series C Preferred Stock [Member] | Maximum [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized to be delivered pursuant to awards granted (in shares)								10,000
Common Stock [Member] | Maximum [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized to be delivered pursuant to awards granted (in shares)							2,000,000